EQUITY (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 11, 2018	Dec. 31, 2018		Dec. 31, 2017
Classes of share capital [Roll Forward]
Opening balance		608,374,525		608,374,525
Expired shares intended for compensation plans	$ 1,500,000	$ (1,500,000)	[1]
Closing balance		606,874,525		608,374,525

[1]	On June 11, 2018, the term of subscription and payment of 1,500,000 shares to create and implement compensation plans for Company employees expired.